Long-Term Deferred Expenses	12 Months Ended
Dec. 31, 2011
Long-Term Deferred Expenses [Abstract]
Long-Term Deferred Expenses

10. LONG-TERM DEFERRED EXPENSES

	As of December 31,
	2010	2011	2011
	(RMB'000)	(RMB'000)	(US$'000)

Convertible bond issuance costs (Note 21)	25,664	19,718	3,133
Arrangement fees for bank borrowings — non-current	—	25,580	4,064
Others	1,609	4,404	700

	27,273	49,702	7,897

During 2011, the Group paid arrangement fees of RMB42,586,000 (US$6,766,234) to several banks to acquire long-term bank borrowings, which are amortized based on the duration of the related bank borrowings using the effective interest rate method. As of December 31, 2011, the arrangement fee expected to be amortized after one year is recorded as a long-term deferred expense.